SEGMENT INFORMATION - Additional Information (Details) - Credit Concentration Risk [Member] - Accounts Receivable [Member]	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	40.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	37.00%	73.00%
Customer C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	18.00%